Impairment - Summary of Assets and CGU Most Sensitive to Future Impairment Losses (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Impairment (losses) / reversals	$ 2,848	$ 2,005	$ 1,191
Producing properties relating to oil and gas activities in brazil seven CGUs [member]
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Business segment	E&P
Carrying amount	$ 10,149
Recoverable amount	10,626
Impairment (losses) / reversals	$ (585)
Thermoelectric Plants [Member]
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Business segment	G&P
Carrying amount	$ 1,948
Recoverable amount	2,051
Impairment (losses) / reversals	$ (102)